EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative) - CAD ($)				1 Months Ended						12 Months Ended
	Feb. 05, 2025	Jul. 07, 2023	May 11, 2021	Nov. 22, 2022	May 16, 2022	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2018	Nov. 30, 2016	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2024	Jan. 31, 2019
Statement [Line Items]
Common shares issue												15,384,615
IKE District [Member]
Statement [Line Items]
Royalty interest										1
Royalty obligation										$ 5,000,000
Joy District [Member]
Statement [Line Items]
Common shares issue								5,277,778
IKE Property Mineral [Member]
Statement [Line Items]
Royalty interest										1
Royalty amount payment										$ 4,000,000
Royalty obligation										$ 2,000,000
Additional royalty interest										2
Common shares issue										500,000
Advance royalty payments										$ 50,000
Duke Property Mineral [Member] | Duke District [Member]
Statement [Line Items]
Royalty interest				70
Owenership percentage									100
Acquisition costs									$ 168,996
Exploration and development expenditures										30,000,000
Additional add on exploration and development expenditures										$ 60,000,000
Description about exploration and development expenditures										a minimum rate of $10 million per year over the ensuing six years. Once Boliden has earned a 60% interest it will also have the right to become the operator
Cost recovery expenditure										$ 6,858,878,000,000
Advanced contributions balance										$ 635,530		$ 3,945,526
Granite Property Mineral [Member]
Statement [Line Items]
Royalty interest										2
Royalty amount payment										$ 1,500,000
Royalty obligation										$ 2,000,000
Additional royalty interest										2.5
Gold Fields Toodoggone Exploration Corporation [Member]
Statement [Line Items]
Common shares issue						5,000,000							300,000
Percentage of property purchase										100
Description of retains profits interest										GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to the Underlying NSR and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares
Cascadero Copper Corporation [Member]
Statement [Line Items]
Aquired percentage								100
PINE Property [Member]
Statement [Line Items]
Percentage of property purchase						51
Aquired percentage								49
Paula Property[Member]
Statement [Line Items]
Royalty interest							1
Percentage of property purchase							100
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage			70
Initial interest			60								60
Required fund			$ 35,000,000
Work expenditures term			5 years
Project costs										$ 11,619,947
Advanced contributions balance										$ 0		$ 1,187,195
Other Property Transactions [Member]
Statement [Line Items]
Royalty interest										2
Owenership percentage	100				100
Description of minerals claims option agreement					subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%
Payment for commercial production					$ 100,000
Payment for commercial production to subsequent year										shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to optionor
Term Of Acquitions	5 years
Acquitions percentage	100.00%
Annual payments	$ 400,000
Description of purchase exercise price	purchase exercise price starting at $8 million if exercised in the first year, and increasing on an annual basis to $12 million in year five
Description of net returns royalty	claims are subject to a 2% net smelter returns royalty of which 1% (or one-half) can be acquired for $5 million before commencement of commercial mining operations or $10 million after commencement of mining
Duke District Capped Royalty Member
Statement [Line Items]
Royalty interest		2
Owenership percentage										100.00%
Description of Event of commercial property		payable until $10 million has been paid after which the NSR shall cease
Common shares issue		200,000
Annual scholarship per year		$ 20,000